Summary of Significant Accounting Policies - Schedule of Assumptions Used in Black-scholes Model to Options Issued (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Expected life in years	5 years	5 years
Expected dividends	0.00%	0.00%
Forfeiture rate	22.48%	18.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life in years	1 year
Stock price volatility	180.00%	184.45%
Risk free interest rate	1.51%	2.25%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected life in years	2 years
Stock price volatility	413.83%	190.22%
Risk free interest rate	2.75%	3.00%